Cover	Sep. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2025
Entity File Number	000-56586
Entity Registrant Name	AMERICAN PICTURE HOUSE CORPORATION
Entity Central Index Key	0001771995
Entity Tax Identification Number	85-4154740
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1135 Kildaire Farm Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27511
City Area Code	877
Local Phone Number	416-5558
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false